Provisions - Movement in reserves (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	£ 2,304
Additions	904
Amounts utilised	(613)
Unused amounts reversed	(880)
Exchange and other movements	(27)
Provisions, Ending balance	1,688
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	28
Additions	6
Amounts utilised	(11)
Unused amounts reversed	(18)
Exchange and other movements	0
Provisions, Ending balance	5
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	158
Additions	316
Amounts utilised	(82)
Unused amounts reversed	(25)
Exchange and other movements	(41)
Provisions, Ending balance	326
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	1,064
Additions	124
Amounts utilised	0
Unused amounts reversed	(638)
Exchange and other movements	(8)
Provisions, Ending balance	542
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	497
Additions	188
Amounts utilised	(318)
Unused amounts reversed	(54)
Exchange and other movements	(3)
Provisions, Ending balance	310
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	268
Additions	72
Amounts utilised	(62)
Unused amounts reversed	(44)
Exchange and other movements	(8)
Provisions, Ending balance	226
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	289
Additions	198
Amounts utilised	(140)
Unused amounts reversed	(101)
Exchange and other movements	33
Provisions, Ending balance	£ 279